Earnings (Loss) Per Share (Schedule of Anti-dilutive Securities Excluded From Computation of Earnings Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive shares (in shares)	4,000	41,650	18,325